Financial risk management and financial instruments - Summary of Financial Instruments (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Financial risk management and financial instruments
Financial assets - carrying value	R 92,029	R 87,991
Financial liabilities - carrying value	177,816	168,123
Long-term debt
Financial risk management and financial instruments
Financial liabilities - carrying value	124,068	104,834
Long-term debt | At amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	124,068	104,834
Financial liabilities - fair value	116,533	98,491
Listed long-term debt | At amortised cost | Level 1
Financial risk management and financial instruments
Financial liabilities - carrying value	90,248	78,076
Financial liabilities - fair value	82,768	71,667
Listed convertible bonds | At amortised cost | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	12,238
Financial liabilities - fair value	12,072
Unlisted long-term debt | At amortised cost | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	21,582	26,758
Financial liabilities - fair value	21,693	26,824
Lease liabilities
Financial risk management and financial instruments
Financial liabilities - carrying value	16,297	16,034
Lease liabilities | At amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	16,297	16,034
Short-term debt and bank overdraft | At amortised cost | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	238	255
Financial liabilities - fair value	238	255
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - carrying value	35,118	39,873
Trade and other payables | At amortised cost | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	35,118	39,873
Financial liabilities - fair value	35,118	39,873
Long-term and short-term financial liabilities | At fair value through profit or loss
Financial risk management and financial instruments
Financial liabilities - carrying value	3,397	7,127
Financial liabilities - fair value	3,397	7,127
Commodity and currency derivative liabilities | At fair value through profit or loss | Level 2
Financial risk management and financial instruments
Financial liabilities - carrying value	1,102	6,845
Financial liabilities - fair value	1,102	6,845
Convertible bond embedded derivative liability | At fair value through profit or loss | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	1,302
Financial liabilities - fair value	1,302
Oxygen supply contract embedded derivative liabilities | At fair value through profit or loss | Level 3
Financial risk management and financial instruments
Financial liabilities - carrying value	993	282
Financial liabilities - fair value	993	282
Long-term restricted cash
Financial risk management and financial instruments
Financial assets - carrying value	1,447	1,531
Long-term restricted cash | At amortised cost | Level 1
Financial risk management and financial instruments
Financial assets - carrying value	1,447	1,531
Financial assets - fair value	1,447	1,531
Long-term receivables
Financial risk management and financial instruments
Financial assets - carrying value	2,803	3,023
Long-term receivables | At amortised cost | Level 3
Financial risk management and financial instruments
Financial assets - carrying value	2,803	3,023
Financial assets - fair value	2,803	3,023
Trade and other receivables
Financial risk management and financial instruments
Financial assets - carrying value	30,915	38,936
Trade and other receivables | At amortised cost | Level 3
Financial risk management and financial instruments
Financial assets - carrying value	30,915	38,936
Financial assets - fair value	30,915	38,936
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - carrying value	53,926	43,140
Cash and cash equivalents | At amortised cost | Level 1
Financial risk management and financial instruments
Financial assets - carrying value	53,926	43,140
Financial assets - fair value	53,926	43,140
Long and short-term financial assets | At fair value through profit or loss
Financial risk management and financial instruments
Financial assets - carrying value	2,225	868
Financial assets - fair value	2,225	868
Commodity and currency derivative assets | At fair value through profit or loss | Level 2
Financial risk management and financial instruments
Financial assets - carrying value	472	247
Financial assets - fair value	472	247
Oxygen supply contract embedded derivative assets | At fair value through profit or loss | Level 3
Financial risk management and financial instruments
Financial assets - carrying value	516	621
Financial assets - fair value	516	621
Other short-term investments | At fair value through profit or loss | Level 1
Financial risk management and financial instruments
Financial assets - carrying value	1,237
Financial assets - fair value	1,237
Investments in listed securities | Designated at fair value through other comprehensive income | Level 1
Financial risk management and financial instruments
Financial assets - carrying value	701	480
Financial assets - fair value	701	480
Investments in unlisted securities | Designated at fair value through other comprehensive income | Level 3
Financial risk management and financial instruments
Financial assets - carrying value	12	13
Financial assets - fair value	R 12	R 13